Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024
C000014890
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
C000014893
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
C000014895
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class S
C000070264
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
Without Sales Load [Member] | C000014890
Average Annual Return [Line Items]
Average Annual Return, Percent	19.04%	6.17%	4.55%
Without Sales Load [Member] | C000014893
Average Annual Return [Line Items]
Average Annual Return, Percent	18.17%	5.35%	3.76%
Without Sales Load [Member] | C000014895
Average Annual Return [Line Items]
Average Annual Return, Percent	19.34%	6.48%	4.84%
Without Sales Load [Member] | C000070264
Average Annual Return [Line Items]
Average Annual Return, Percent	19.32%	6.48%	4.87%
DWS Index: MSCI All Country World ex USA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex USA Index
Average Annual Return, Percent	18.21%	7.56%	4.42%
DWS Index: MSCI All Country World ex USA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex USA Index
Average Annual Return, Percent	18.21%	7.56%	4.42%
DWS Index: MSCI All Country World ex USA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex USA Index
Average Annual Return, Percent	18.21%	7.56%	4.42%
DWS Index: MSCI All Country World ex USA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex USA Index
Average Annual Return, Percent	18.21%	7.56%	4.42%